Notes to the consolidated statements of income - Impacts of severe acute respiratory syndrome coronavirus 2 ("COVID-19") (Details) - 9 months ended Sep. 30, 2020 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of grants
Reimbursement payments and funding		€ 224,449
CARES Act
Disclosure of grants
Amount of fund received	$ 284,900	253,238
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities		€ 896,642